Debt, 2nd AVIC Sale and Leaseback Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Installment	Mar. 02, 2022 USD ($)
Debt [Abstract]
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Minimum term of time charter assigned as security	12 months
2nd AVIC Sale and Leaseback Facility [Member]
Debt [Abstract]
Face amount		$ 48,200
Term of time charter	10 years
Number of payment installments | Installment	40
Frequency of periodic payment	quarterly
Installment payment	$ 678
Balloon installment payable at maturity	$ 21,087
Asset cover ratio	120.00%
Maximum ratio of debt to market value of fleet	75.00%
Minimum free liquidity per delivered vessel	$ 500
Minimum term of time charter assigned as security	12 months
2nd AVIC Sale and Leaseback Facility [Member] | LIBOR [Member]
Debt [Abstract]
Basis spread on variable rate	3.50%
Variable rate	4.72%